CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Dividends per share (in dollars per share)	$ 0.86	$ 0.80	$ 0.74